NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES - Sellers Note (Details) - USD ($)		3 Months Ended	6 Months Ended
	Feb. 07, 2024	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest rate (in percent)		12.00%	12.00%
Principal amount			$ 359,896
Interest expense on convertible notes				$ 1,896,714
Unamortized discount (Premium), Net		$ 611,496	$ 611,496	971,666
Short-term merger financing, net				5,092,083
Short Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 5,000,000
Maturity due	90 days
Interest rate (in percent)	9.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	90.00%
Accrued interest expense				610,440
Long-Term Notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Aggregate principal amount	$ 7,971,000
Maturity due	24 months
Interest rate (in percent)	13.00%
Interest payable in shares, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Conversion rate, as a percentage of trailing seven-trading day VWAP, if an event of default occurs and is continuing (in percent)	85.00%
Conversion rate, as a percentage of trailing specified trading day VWAP (in percent)	90.00%
Interest expense related to the amortization of the debt discount				$ 640,555
Sellers note | Pre Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)			1,862,116
Shares transferred by related party for conversion (in shares)			368,004
Sellers note | Post Reverse Split
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Shares issued as conversion in principle and interest on convertible notes (in shares)			31,035
Shares transferred by related party for conversion (in shares)			6,133
Short term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Interest amount			$ 7,530
Principal balance		4,640,104	4,640,104
Interest expense on convertible notes		150,803	309,136
Pay for accrued interest			92,083
Accrued interest net		301,606	301,606
Unamortized discount (Premium), Net		0	0
Short-term merger financing, net		4,941,710	4,941,710
long term, seller notes
NOTES PAYABLE AND COMMITMENTS AND CONTINGENCIES
Principal balance		7,971,197	7,971,197
Interest expense on convertible notes		259,063	518,128
Amortization of discount		99,890	199,780
Pay for accrued interest			259,058
Accrued interest net		518,134	518,134
Unamortized discount (Premium), Net		421,756	421,756
Long term merger financing, net		$ 8,067,569	$ 8,067,569